Restricted Net Assets (Tables)	12 Months Ended
Jun. 30, 2025
Restricted Net Assets [Abstract]
Schedule of Condensed Parent Company Balance Sheets	Condensed parent company balance sheets:
	As of June 30,
	2025	2024
ASSETS:
Investment in subsidiaries	$8,414,289	$9,376,988
TOTAL ASSETS	$8,414,289	$9,376,988
Due to a subsidiary	$12,226,342	$12,226,342
TOTAL LIABILITIES	$12,226,342	$12,226,342
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 20,000,000 and 20,000,000 shares issued and outstanding as of June 30, 2025 and 2024, respectively.*	2,000	2,000
Additional paid-in capital*	777,992	777,992
Accumulated Deficit	(4,316,467)	(3,383,846)
Accumulated other comprehensive loss	(275,578)	(245,500)
Total shareholders’ (Deficit) equity	(3,812,053)	(2,849,354)
Total liabilities and shareholders’ (deficit) equity	$8,414,289	$9,376,988

*	Shares presented on a retroactive basis to reflect the reorganization.

Schedule of Condensed Statements of Comprehensive Income	Condensed statements of comprehensive income
	For the Fiscal Year Ended June 30,
	2025	2024	2023
Equity in income (loss) of subsidiaries	$(932,621)	$953,560	$2,022,152
NET INCOME (LOSS)	(932,621)	953,560	$2,022,152
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(30,078)	1,246,212	(965,322)
COMPREHENSIVE INCOME	$(962,699)	$2,199,772	$1,056,830

Schedule of Condensed Statement of Cash Flows	Condensed statement of cash flows
	For the Fiscal Year Ended June 30,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(932,621)	$953,560	$2,022,152
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in subsidiaries	932,621	(953,560)	$(2,022,152)
NET CASH USED IN OPERATING ACTIVITIES	-	-	-
NET CASH PROVIDED BY INVESTING ACTIVITIES	-	-	-
NET CASH PROVIDED BYFINANCING ACTIVITIES	-	-	-

NET INCREASE IN CASH	-	-	-
CASH – beginning of year	-	-	-
CASH – end of year	-	-	-